Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

12          Lease

(a)	Amounts recognised in the balance sheet:

Right-of-use assets is classified as property, plant and equipment (Note 11).

	As at	As at	As at
	1 January	31 December	31 December
	2020	2020	2021
	RMB	RMB	RMB
Lease liabilities
Current	36,266	35,868	28,278
Non-current	165,615	178,983	105,754
	201,881	214,851	134,032

(b)	Amounts recognised in the consolidated statement of comprehensive income:

	2019	2020	2021
	RMB	RMB	RMB
Interest expense (included in finance costs) (Note 8)	12,767	16,693	12,844
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	8,986	4,860	15,836

The total cash outflow for leases in 2021 was approximately RMB50,575,000 (2020: RMB59,646,000).